INCOME TAX AND SOCIAL CONTRIBUTION (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	R$ 4,651.2	R$ 2,713.1	R$ 1,513.7
Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	8.2	7.5
Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,369.7)	(1,690.2)
Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	856.5	951.2
Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	2,840.5	3,229.9
Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	36.8	34.8
Temporary Differences Derivatives [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(46.1)	50.3
Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	7.5	(0.4)
Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	209.0	274.6
Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,123.0)	(1,277.6)
Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,385.5)	(1,877.6)
Temporary Differences Investments In Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(383.7)	(421.6)
Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	1,021.7	819.3
Impact Of Adoption Of I F R S Accounting Policy [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(5.2)	23.7
I C M S From The Assessment Bases Of P I S C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(228.5)	(168.2)
Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(170.6)	R$ 96.7
Deferred Taxes Not Related To Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	267.9
Not later than one year [member] | Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1.2)
Not later than one year [member] | Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	199.9
Not later than one year [member] | Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(220.6)
Not later than one year [member] | Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	22.7
Not later than one year [member] | Temporary Differences Derivatives [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(49.8)
Not later than one year [member] | Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	0.1
Not later than one year [member] | Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	252.7
Not later than one year [member] | Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(4.1)
Not later than one year [member] | Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Investments In Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	664.5
Not later than one year [member] | Impact Of Adoption Of I F R S Accounting Policy [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | I C M S From The Assessment Bases Of P I S C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses
Not later than one year [member] | Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	39.8
Not later than one year [member] | Deferred Taxes Not Related To Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	904.0
Later than one year [member] | Temporary Differences Investments In Securities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	8.2
Later than one year [member] | Temporary Differences Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,368.5)
Later than one year [member] | Temporary Differences Employee Benefits [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	656.6
Later than one year [member] | Temporary Differences Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	3,061.1
Later than one year [member] | Temporary Differences Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	14.1
Later than one year [member] | Temporary Differences Derivatives [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	3.7
Later than one year [member] | Temporary Differences Interestbearing Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	7.4
Later than one year [member] | Temporary Differences Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(43.7)
Later than one year [member] | Temporary Differences Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,118.9)
Later than one year [member] | Temporary Differences Withholding Tax Over Undistributed Profits And Royalties [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(1,385.5)
Later than one year [member] | Temporary Differences Investments In Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(383.7)
Later than one year [member] | Temporary Differences Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	357.2
Later than one year [member] | Impact Of Adoption Of I F R S Accounting Policy [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(5.2)
Later than one year [member] | I C M S From The Assessment Bases Of P I S C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(228.5)
Later than one year [member] | Temporary Differences Other Items [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	(210.4)
Later than one year [member] | Deferred Taxes Not Related To Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes not related to tax losses	R$ (636.1)